U.S. SECURITIES AND EXCHANGE COMMISSION
			      Washington, D.C.  20549

				       FORM 24F-2
			   Annual Notice of Securities Sold
				  Pursuant to Rule 24f-2

		Read instructions at end of Form before preparing Form.
				   Please print or type.

 1.  Name and address of issuer:

     Lincoln Advisor Funds, Inc.
     200 East Berry Street
     Fort Wayne, Indiana  46802

 2. Name of each series or class of funds for which this notice is filed:

     Lincoln Growth and Income Portfolio   Lincoln Government Income Portfolio
     Lincoln Enterprise Portfolio          Lincoln Corporate Income Portfolio
     Lincoln U.S. Growth Portfolio         Lincoln Tax-Free Income Portfolio
     Lincoln World Growth Portfolio        Lincoln Cashfund Portfolio
     Lincoln New Pacific Portfolio

 3.  Investment Company Act File Number: 811-7972

     Securities Act File Number:  33-67490

 4.  Last day of fiscal year for which this notice is filed:  October 31, 1995

 5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for
     purposes of reporting securities sold after the close of
     the fiscal year but before termination of the issuer's
     24f-2 declaration:    [ ]

 6.  Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable (see Instruction A.6):

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     NONE

 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     NONE


 9. Number and aggregate sale price of securities sold during the fiscal year:

     Number of shares:  3,993,056     Aggregate sale price:  $27,343,095

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Number of shares:  3,993,056     Aggregate sale price:  $27,343,095

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
	    during the fiscal year in reliance on
	    rule 24f-2 (from Item 10):                  $     27,343,095

     (ii)   Aggregate price of shares issued in
	    connection with dividend reinvestment
	    plans (from Item 11, if applicable):        +

     (iii)  Aggregate price of shares redeemed or
	    repurchased during the fiscal year (if
	    applicable):                                -      5,219,221

     (iv)   Aggregate price of shares redeemed or
	    repurchased and previously applied as
	    a reduction to filing fees pursuant to
	    rule 24e-2 (if applicable):                 +

     (v)    Net aggregate price of securities sold
	    and issued during the fiscal year in
	    reliance on rule 24f-2 [line (i), plus
	    line (ii), less line (iii), plus line
	    (iv)] (if applicable):                            22,123,874

     (vi)   Multiplier prescribed by Section 6(b)
	    of the Securities Act of 1933 or other
	    applicable law or regulation (see
	    Instruction C.6):                           x          .0002

     (vii)  Fee due [line (i) or line (v) multiplied
	    by line (vi)]:                              $       4,424.77

INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of
     the Commission's Rules of Informal and Other
     Procedures (17 CFR 202.3a).                        [x]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: November 16, 1995 and November 17, 1995


			    SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*       /s/ David G. Humes

				     David G. Humes, Chief Accounting Officer

     Date  November 17, 1995

*Please print the name and title of the signing officer below the signature.